PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 8.4%
14,000	AAR Corporation(a)	$ 2,001,020
2,000	Honeywell Aerospace Inc.(a)	442,160
12,000	Park Aerospace Corporation	457,920
		2,901,100
	AUTOMOBILE COMPONENTS - 3.5%
4,500	Modine Manufacturing Company(a)	1,201,590

	BANKS - 4.5%
2,600	JPMorgan Chase & Company	851,058
52,000	NU Holdings Ltd./Cayman Islands, Class A(a)	694,720
		1,545,778
	BROADLINE RETAIL - 6.0%
4,800	Amazon.com, Inc.(a)	1,144,032
550	MercadoLibre, Inc.(a)	933,565
		2,077,597
	COMMERCIAL SERVICES & SUPPLIES - 6.1%
9,250	VSE Corporation	2,113,625

	CONSUMER FINANCE - 2.9%
3,000	American Express Company	1,014,750

	ELECTRICAL EQUIPMENT - 1.7%
500	GE Vernova, Inc.	587,430

	FINANCIAL SERVICES - 6.6%
2,000	Mastercard, Inc., Class A	1,027,200
3,600	Visa, Inc., Class A	1,235,124
		2,262,324
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
1,900	Intuitive Surgical, Inc.(a)	755,592
1,500	Stryker Corporation	472,260
		1,227,852

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL CONGLOMERATES - 1.3%
2,000	Honeywell International, Inc.	$ 447,800

	INTERACTIVE MEDIA & SERVICES - 7.8%
7,500	Alphabet, Inc., Class A	2,680,275

	OIL, GAS & CONSUMABLE FUELS - 4.8%
2,850	Marathon Petroleum Corporation	728,660
5,450	Phillips 66	921,322
		1,649,982
	PHARMACEUTICALS - 2.1%
600	Eli Lilly & Company	719,658

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.9%
7,800	Advanced Micro Devices, Inc.(a)	4,531,097
1,887	ARM Holdings PLC - ADR(a)	669,074
3,000	Microchip Technology, Inc.	273,600
21,000	NVIDIA Corporation	4,201,890
681	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	325,225
		10,000,886
	SOFTWARE - 7.2%
2,000	Cadence Design Systems, Inc.(a)	750,640
3,000	Microsoft Corporation	1,119,060
1,388	Synopsys, Inc.(a)	619,145
		2,488,845
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.8%
4,500	Apple, Inc.	1,302,120

	TOTAL COMMON STOCKS (Cost $13,669,408)	34,221,612

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
295,131	First American Government Obligations Fund, Class X, 3.56% (Cost $295,131)(b)	$ 295,131

	TOTAL INVESTMENTS - 100.0% (Cost $13,964,539)	$ 34,516,743
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%)(c)	(11,699)
	NET ASSETS - 100.0%	$ 34,505,044

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(c)	Percentage rounds to less than 0.1%.